Related Party Transactions (Details Narrative) (10-Q) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 15, 2016	Jul. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Personnel cost			$ 158,140	$ 41,991	$ 166,550	$ 236,594
Due to related party			200,333		83,166	59,525
Warrants issued for remaining debt amount			178,572		47,791	36,470
Debt instrument face amount					121,523
Chairman Of Board [Member] | Line Letter [Member]
Line of credit current borrowing capacity	$ 540,000				250,000
Line of credit maturity date	Apr. 30, 2017
Trieu [Member] | Line Letter [Member]
Line of credit	$ 250,000		475,064
Line of credit interest			5,450
Trieu [Member] | Line Letter [Member] | April 4, 2017 [Member]
Line of credit current borrowing capacity			$ 500,000
Number of common stock issued for merger			5,255,354
IthenaPharma Inc [Member]
Debt instrument maturity date		Jun. 30, 2018
IthenaPharma Inc [Member] | Investor [Member]
Debt instrument face amount		$ 50,000
Debt instrument interest rate		3.00%
Shares issued price per share		$ 1.80
Related Party [Member] | IthenaPharma Inc [Member]
Due to related party	$ 5,375
Autotelic [Member]
Billed expenses			$ 213,103	$ 72,231	$ 344,563	$ 332,866
Master Services Agreement [Member]
Ownership interest			10.00%		10.00%
Proceeds from common or preferred stock, gross			$ 10,000,000		$ 10,000,000
Provider services description			After the Equity Financing Date, the Company shall pay Autotelic a cash amount equal to the actual labor cost plus 100% mark up of provided services and 20% mark up of provided services by third party contractors or material used in connection with the performance of the contracts, including but not limited to clinical trial, non-clinical trial, Contract Manufacturing Organizations (“CMO”), U.S. Food & Drug Administration (“FDA”) regulatory process, Contract Research Organizations (“CRO”) and Chemistry and Manufacturing Controls (“CMC”).		After the Equity Financing Date, the Company shall pay Autotelic a cash amount equal to the actual labor cost plus 100% mark up of provided services and 20% mark up of provided services by third party contractors or material used in connection with the performance of the contracts, including but not limited to clinical trial, non-clinical trial, Contract Manufacturing Organizations (“CMO”), U.S. Food & Drug Administration (“FDA”) regulatory process, Contract Research Organizations (“CRO”) and Chemistry and Manufacturing Controls (“CMC”).
Master Services Agreement [Member] | Related Party [Member]
Service provider percentage			20.00%		20.00%